Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Management fees	$ 132,257	$ 115,355
Carried interest and performance fees	891	3,265
Commissions	8,301	30,663
Finance income	4,852	4,991
Gain (loss) on investments	1,375	(10,242)
Other income	21,345	1,150
Total revenues	169,021	145,182
Expenses
Compensation	74,213	77,117
Trailer, sub-advisor and fund expenses	7,916	10,539
Selling, general and administrative	17,450	15,978
Interest expense	4,060	2,923
Depreciation of property and equipment	2,843	3,355
Other expenses	12,248	10,191
Total expenses	118,730	120,103
Income before income taxes for the year	50,291	25,079
Provision for income taxes	8,492	7,447
Net income for the year	$ 41,799	$ 17,632
Net income per share:
Basic (in USD per share)	$ 1.66	$ 0.70
Diluted (in USD per share)	$ 1.60	$ 0.67
Comprehensive income
Net income for the year	$ 41,799	$ 17,632
Other comprehensive income (loss)
Foreign currency translation gain (loss) (taxes of $Nil)	4,677	(15,058)
Total other comprehensive income (loss)	4,677	(15,058)
Comprehensive income (loss)	$ 46,476	$ 2,574